Shareholder Report, Average Annual Return (Details)	12 Months Ended
Jul. 31, 2024
Cboe(R) Validus S&P 500(R) Dynamic PutWrite Index ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	15.98%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.43%
Cboe® Validus S&P 500® Dynamic PutWrite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.81%
Cboe(R) Validus S&P 500(R) Dynamic PutWrite Index ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent	15.89%